Annual Operating Expenses - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Operating Expenses:
Management fee	0.32%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.32%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.42%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.92%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.67%	[1]
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[1]

[1]	A Adjusted to reflect current fees.